Schedule of Broker Options (Details) (Parenthetical) - shares	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable	162,129,064	111,412,712
August 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable		521,993
February 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants exercisable		68,078